Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Investments - 108.2%[7]	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments - 57.1%[1,2]
Direct Credit - 0.3%
North America - 0.3%
COP Exterminators Acquisitions, Inc.[9] ($467,095 principal amount, 9% Cash 4% PIK, 1/28/2030)	Consumer Staples	Subordinated debt	7/31/2023		$467,095	$467,095
Donut Acquisition Co.[9] ($49,507 principal amount, 9.08% Cash (CME Term SOFR 3M+4.75%, 1.00% Floor), 5/30/2031)	Consumer Staples	Subordinated debt	5/30/2025		49,507	49,507
Gula Buyer, Inc.[9,10] ($246,554 principal amount, 9.32% Cash (CME Term SOFR 1M+5.00%, 0.75% Floor), 10/25/2031)	Consumer Discretionary	Subordinated debt	10/25/2024		246,554	246,554
PracticeTek Midco, LLC[9] ($1,270,332 principal amount, 14% PIK, 8/30/2030)	Financial Technology	Subordinated debt	8/30/2023		1,270,332	1,270,332
Total Direct Credit					2,033,488	2,033,488

Direct Equity - 56.8%
Asia - Pacific - 2.9%
SLP Rainbow Co-Invest, L.P.*	Consumer Staples	Limited partnership interest	10/1/2022		11,131,556	12,160,014
SLP Redwood Co-Invest, L.P.*	Communication Services	Limited partnership interest	10/1/2022		8,594,339	9,878,000
Total Asia - Pacific					19,725,895	22,038,014

Europe - 12.0%
Bach Co-investment L.P.1*	Consumer Discretionary	Limited partnership interest	10/1/2022		11,399,811	4,970,816
BW CDMO Co-Invest, L.P.*	Health Care	Limited partnership interest	11/4/2024		10,047,538	10,452,562
CVC Capital Partners Pachelbel (A) SCSp[3,8]	Education Services	Limited partnership interest	7/8/2024		2,236,596	3,465,875
EQT VIII Co-Investment (D) SCSp*[8]	Health Care	Limited partnership interest	10/1/2022		12,976,226	18,043,298
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,888,562	3,877,802
LEP CP Co-Invest L.P.*[3,8,9]	Industrials	Limited partnership interest	3/27/2025		6,639,912	7,005,131
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	7,914,290	7,877,927
Neptune Co-Investment, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		9,815,968	902,610
SLP Jewel Co-Invest, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,879,120	7,510,115
SLP Mistral Co-Invest, L.P.*	Financials	Limited partnership interest	10/1/2022		14,176,765	19,363,673
SLP Zephyr Investors, L.P.*	Communication Services	Limited partnership interest	10/1/2022		7,831,030	6,163,780
Total Europe					95,805,818	89,633,589

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Investments - 108.2%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America - 41.9%
ACP Canopy Co-Invest LLC*	Health Care	Limited liability company interest	11/1/2022	20,082	$20,081,967	$24,941,182
ACP Ukulele Co-Invest LP*	Health Care	Common Units	3/4/2024	25,671	5,085,250	6,905,366
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		5,922,469	3,875,103
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		-	13,502
Carlyle Sabre Coinvestment, L.P.*	Industrials	Limited partnership interest	10/1/2022		7,055,319	19,546,649
CC AEC Co-Invest L.P.*[9]	Health Care	Limited partnership interest	10/1/2022	5,324	5,330,779	2,980,931
Centeotl Co-Invest B, L.P.*[3]	Consumer Staples	Limited partnership interest	5/15/2023		5,160,290	5,574,681
COP Exterminators Investment, LLC *[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,000,000	10,816,123
Donut Topco LLC*[9]	Consumer Staples	Limited liability company interest	5/30/2025		10,000,000	10,000,000
Ergotron Investments, LLC*[9]	Industrials	Common Units	10/1/2022	50,000	5,000,000	6,540,525
Gula Co-Invest II, L.P.*[3]	Consumer Discretionary	Common Units	10/23/2024	5,000	5,025,000	5,009,270
Hermod Co-Invest, LP*[3]	Consumer Discretionary	Common Units	10/15/2024	5,000,000	5,154,248	6,524,368
Hildred Capital Co-Invest-REBA, LP*[3]	Health Care	Limited partnership interest	1/15/2025		9,019,422	11,016,299
Ishtar Co-Invest-B LP3	Consumer Staples	Limited partnership interest	11/4/2022		5,851,409	45,800,025
KLC Fund 0325-CI LP*[3,9]	Health Care	Limited partnership interest	5/9/2025		4,046,849	4,000,000
LC Ahab Aggregator, LP	Consumer Discretionary	Limited partnership interest	7/31/2024	5,000	3,104,978	6,144,469
LCG5 Candlelight, L.P.*	Communication Services	Limited partnership interest	2/24/2025	1,000,000	10,322,863	14,871,103
LGP Sage PC Coinvest LP*[3]	Industrials	Limited partnership interest	3/31/2025		7,700,711	9,518,910
MyTown Health Partners Parent, LP*[3,9]	Health Care	Limited partnership interest	7/17/2024	4,375,000	4,375,000	4,877,902
NBPT Aggregator, LLC*[3,9]	Health Care	Preferred Units	2/28/2025	8,000	8,023,333	11,741,466
Oshun Co-Invest-B LP3	Consumer Staples	Limited partnership interest	11/4/2022		3,208,978	7,958,932
PT Co-Invest II, L.P.*[3]	Financial Technology	Limited partnership interest	8/28/2023		10,072,394	12,306,563
RCP Monte Nido Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	4/10/2023		6,252,098	5,251,521
RCP MQ Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	12/2/2024		5,134,616	6,555,691
RCP Ocean Co-Investment Fund, L.P.*[9]	Information Technology	Limited partnership interest	4/23/2025		5,090,829	5,000,000
SLP Blue Co-Invest, L.P.*	Information Technology	Limited partnership interest	10/1/2022		8,729,538	9,480,924
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		9,344	410,128
Thorium AppDirect Co-Invest, LLC*	Information Technology	Limited liability company interest	9/30/2024	10,090,049	10,653,131	24,794,279
TPG VII Renown Co-Invest II, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,098,713	48,597

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Investments - 108.2%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
VCP Roland Co-Invest Aggregator, L.P.*	Consumer Staples	Limited partnership interest	10/21/2024	5,000	$5,094,389	$5,000,000
VCP Tech24 Co-Invest Aggregator, L.P.*	Business Services	Limited partnership interest	5/15/2024	5,000	5,285,149	5,060,437
WE Select Fund 1, L.P.*[3]	Health Care	Limited partnership interest	2/5/2025		3,828,013	4,506,272
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	13,053	13,053,293	15,571,363
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	13,053	87,364	-
Total North America					216,857,736	312,642,581
Total Direct Equity					332,389,449	424,314,184
Total Direct Investments - 57.1%					334,422,937	426,347,672

Investment Funds - 47.5%[1,2]
Asia - Pacific - 3.5%
BPEA Private Equity Fund VI, L.P.2*3		Limited partnership interest	10/1/2022		11,093,939	3,841,484
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		20,753,636	22,024,023
Total Asia - Pacific					31,847,575	25,865,507

Europe - 13.1%
CVC Capital Partners VI (D) S.L.P.*[3,8]		Limited partnership interest	10/1/2022		14,015,242	10,482,107
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		19,600,410	22,338,571
EQT IX (No.1) EUR SCSp*[3,8]		Limited partnership interest	10/1/2022		12,728,741	16,198,819
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		8,088,520	8,118,304
EQT VIII (No.1) SCSp*[3,8]		Limited partnership interest	10/1/2022		20,773,323	18,886,103
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		21,680,750	21,640,622
Total Europe					96,886,986	97,664,526

North America - 30.9%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		14,640,296	12,884,202
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		18,451,475	24,675,490
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		8,887,845	5,141,535
Avista Healthcare Partners (Offshore) II, L.P.*[3]		Limited partnership interest	3/31/2025		11,276,736	12,197,273
Bansk Fund I-B, L.P.[3]		Limited partnership interest	9/13/2023		5,317,855	7,928,047
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		13,056,431	10,228,320
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		4,307,481	2,113,083
Carlyle Partners VII, L.P.[3]		Limited partnership interest	10/1/2022		9,452,306	10,222,500

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Investments - 108.2%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
North America (Continued)
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		$17,152,531	$10,544,766
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		3,006,491	3,313,975
Insignia Capital Partners, L.P.*[3,4]		Limited partnership interest	10/1/2022		28,709,305	9,619,479
Lightyear Fund III, L.P.[3,4]		Limited partnership interest	10/1/2022		540,320	480,152
Nautic Partners VI, L.P.*		Limited partnership interest	10/1/2022		5,257,615	32,834
Revelstoke Capital Partners Fund III, L.P.*[3]		Limited partnership interest	8/22/2023		4,043,709	4,150,443
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		5,339,221	3,312,494
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		12,550,208	7,489,474
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		13,138,280	12,054,411
Silver Lake Partners V, L.P.[3,4]		Limited partnership interest	10/1/2022		18,592,783	18,252,867
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		21,202,383	9,330,753
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		5,316,689	5,956,988
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		6,048,777	23,456,877
TPG HealthCare Partners, L.P.*[3]		Limited partnership interest	10/1/2022		5,617,966	6,066,751
TPG Partners VI, L.P.[3]		Limited partnership interest	10/1/2022		2,945,004	1,111,115
TPG Partners VIII, L.P.[3]		Limited partnership interest	10/1/2022		18,868,795	19,644,201
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		9,556,946	5,155,452
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		1,762,976	438,435
Wind Point Partners X-B, L.P.[3]		Limited partnership interest	4/5/2024		3,111,168	3,988,427
Total North America					268,151,592	229,790,344
Total Investment Funds - 47.5%					396,886,153	353,320,377

Short-Term Investments - 3.6%
North America - 3.6%
Fidelity Institutional Government Portfolio - Class I, 4.23%[6]				27,195,049	27,195,049	27,195,049
Total Short-Term Investments - 3.6%					27,195,049	27,195,049

Total Investments - 108.2%					758,504,139	806,863,098
Net Other Assets (Liabilities) - (8.2%)						(60,852,414)
Total Net Assets - 100.0%						$746,010,684

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Legend

SOFR - Secured Overnight Financing Rate

CME Term SOFR 1M - Chicago Mercantile Exchange forward looking measure of SOFR for one month: 4.32%, as of June 30, 2025. Actual reference rates may vary based on the reset date of the security.

CME Term SOFR 3M - Chicago Mercantile Exchange forward looking measure of SOFR for one month: 4.33%, as of June 30, 2025. Actual reference rates may vary based on the reset date of the security.

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 was $779,668,049, or 104.6% of net assets. Total cost of restricted investments as of June 30, 2025 was $731,309,090.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of June 30, 2025.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
[9]	The fair value of the investment was determined using significant unobservable inputs.
[10]	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

A summary of outstanding financial instruments as of June 30, 2025 is as follows:

Forward Foreign Currency Exchange Contracts

		Currency	Currency	Unrealized
	Settlement	Amount	Amount	Appreciation
Counterparty	Date	Purchased	Sold	(Depreciation)
Bannockburn Global Forex	9/30/2025	£9,734,469	$12,180,741	$(1,195,201)
Bannockburn Global Forex	9/30/2025	€48,583,187	$50,769,431	(6,815,110)
Total Forward Foreign Currency Exchange Contracts				$(8,010,311)

Legend
₤	British Pound
€	Euro
$	US Dollar

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Note 1 - Valuation of Investments

The Fund invests, under normal circumstances, in a broad portfolio of private assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Fund’s investments include (i) direct investments and co-investments in the equity or debt of operating companies (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) primary commitments to new private equity or other closed-end private funds and purchases of existing interests of private equity or other closed-end private funds that are acquired on the secondary market (“Primary Investments” and “Secondary Investments”, respectively, and together, “Investment Funds”), which are managed by third-party managers (“Investment Fund Managers”); (iii) direct or secondary purchases of liquid credit instruments; (iv) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity) and short-term investments (together, “Short-term Investments”).

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board has designated the Adviser as its valuation designee to perform fair value determinations and approved the valuation procedures for the Fund.

Where available, the Fund uses the net asset value (“NAV”) reported by the sponsors (“Sponsors”) of the Direct Investments and Investment Fund Managers as a practical expedient in determining their fair values as of a valuation date for the Fund, in accordance with ASC 820. If the most recent NAV is reported as of a date which does not align with the valuation date for the Fund, the Adviser assesses whether an adjustment to the most recently reported NAV is justified in accordance with the Fund’s valuation procedures. In making this assessment, the Adviser considers, among other things, information provided by the Sponsors and Investment Fund Managers, including quarterly unaudited financial statements and cash flow activity observed during the period between the most recently reported NAV date and the valuation date for the Fund. The Adviser will also review the appropriateness of the adjustment to the most recently reported NAV based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

If a NAV is not reported by a Sponsor or an Investment Fund Manager to the Fund or an investment does not meet the qualifications of an investment company under ASC 946, the Adviser may make a fair value determination by utilizing information provided by the Sponsor or Investment Fund Manager, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, present value or other subjective income and market-based valuation techniques acceptable under ASC 820. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

For investments that are publicly traded and have market quotations readily available on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange, valuations will be based on their respective market price and may be further adjusted for potential restrictions on the transfer or sale of such securities.

The Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to manage foreign exchange rate risk. The Fund's forward foreign currency exchange contracts are not considered to be hedging instruments under U.S. GAAP and, therefore, the Fund accounts for them at fair value at the applicable translation rates, resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is closed, and the currency is delivered or received, whether upon maturity of the forward foreign currency exchange contract or by the election of a party to terminate the forward foreign currency exchange contract. Risk may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, over-the-counter derivatives where fair value is based on observable inputs and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and non-redeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV per share, or its equivalent, as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Sponsors and Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Sponsors and Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2025:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient(1)	Total
Investments
Direct Investments	$—	$41,467,749	$88,444,856	$296,435,067	$426,347,672
Investment Funds	—	—	—	353,320,377	353,320,377
Short-Term Investments	27,195,049	—	—	—	27,195,049
Total Investments	$27,195,049	$41,467,749	$88,444,856	$649,755,444	$806,863,098
Liabilities
Other Financial Instruments(2)
Forward foreign currency exchange contracts	$—	$(8,010,311)	$—	$—	$(8,010,311)
Total Liabilities	$—	$(8,010,311)	$—	$—	$(8,010,311)
Total Investments, net of Forward Foreign Currency Exchange Contracts	$27,195,049	$33,457,438	$88,444,856	$649,755,444	$798,852,787

(1)	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
(2)	Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation) on the instrument.